Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of trade receivables - Trade receivables [member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of trade receivables [Line Items]
Trade receivables	$ 16,276,263	$ 12,775,324
Bad debt provision for trade receivables	(4,923,646)	(2,299,558)
Trade receivables, net	$ 11,352,617	$ 10,475,766